Share Capital	12 Months Ended
Jun. 30, 2024
Disclosure of share capital, reserves and other equity interest [Abstract]
Share Capital	Share Capital

Authorised share capital:	2024 £’000	2023 £’000
60,000,000 ordinary shares of £0.02 each	1,200	1,200

Allotted, called up and fully paid:	2024 No.	£’000	2023 No.	£’000
Class A ordinary shares	44,495,400	890	41,810,877	836
Class B ordinary shares	14,536,032	290	15,940,112	319
Ordinary shares of £0.02 each	59,031,432	1,180	57,750,989	1,155
The Company issued 572,195 new shares for the year ended 30 June 2024 (30 June 2023: 771,327) in relation to exercise of options and 708,248 new shares as equity consideration related to acquisitions (30 June 2023: 215,792).
The movement of 1,404,080 Class B ordinary shares represents a transfer to Class A ordinary shares.
Voting rights, dividends and return of capital
Our Class B ordinary shares have ten votes per share, and our Class A ordinary shares, which are the shares underlying the ADS’s each have one vote per share. Any dividend declared by the Company shall be paid on Class A ordinary shares and the class B ordinary shares pari passu as if they were all shares of the same class. Class B ordinary shareholders may elect, at any time, to convert any of their Class B ordinary shares into Class A ordinary shares on a one-for-one basis by notice in writing to the Directors.
In the event of the liquidation, dissolution or winding up of the Company, the assets of the Company available for distribution to members shall be distributed amongst all holders of Class A ordinary shares and Class B ordinary shares in proportion to the number of shares held irrespective of the amount paid or credited as paid on any share.